Share Based Payments	12 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payments

22. SHARE BASED PAYMENTS

(a) Employee option plan

On November 30, 2001, the Directors of the Company established a Staff Share Plan. On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan. Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the Ordinary Shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Company.

During the year 16,000,000 options over Ordinary Shares were granted pursuant the Employee Option Plan. The following information relates to Ordinary Shares granted pursuant to the Employee Option Plan at no cost for year ended 30 June 2019;

i.	16,000,000 unlisted options (Expiring on December 11, 2021 with an exercise price of $0.01 vesting on 30 June 2019) over Ordinary Shares pursuant to the Employee Option Plan were granted. The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows:

2019
Grant Date	12 Dec 2018
Options issued	16,000,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.010
Weighted average exercise price	$0.030
Risk-free interest rate	2.02%
Expected life of an option	2.8 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0051

As at 30 June 2019, there were 14 employee who held options that had been granted under the Plan.

During the financial year 2018 no options over ordinary shares were granted pursuant the Employee Option Plan. The following information relates to ordinary shares granted pursuant to the Employee Option Plan at no cost for year ended 30 June 2017;

The following information relates to Ordinary Shares granted pursuant to the Employee Option Plan at no cost for year ended 30 June 2017;

i.	1,250,000 options to a number of employees of the Company’s US Subsidiary, Phenogen Sciences Inc. The options vest based on non-market performance conditions (requirement to remain employed by the Company) in three tranches commencing on the date of the 2017 Annual General Meeting (AGM) of the Company and then at each of the 12 and 24 month anniversaries thereafter. The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows

2017
Grant Date	17 Feb 2017
Options issued	1,250,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050

As at 30 June 2019, there was 1 employee (2018: 1) who held options that had been granted under the Plan.

ii.	21,500,000 options to a number of KMP. The options vest based on non-market performance conditions (requirement to remain employed by the Company) in three tranches commencing on the date of the 2017 Annual General Meeting (AGM) of the Company and then at each of the 12 and 24 month anniversaries thereafter. The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows

2017
Grant Date	17 Feb 2017
Options issued	21,500,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0050

iii.	1,250,000 options (2016: 2,000,000 options) to a number of employees of the Company’s US Subsidiary, Phenogen Sciences Inc. The options vest based on non-market performance conditions (requirement to remain employed by the Company) in three tranches commencing on the date of the 2017 Annual General Meeting (AGM) of the Company and then at each of the 12 and 24 month anniversaries thereafter (2016: three equal tranches after 12 months, 24 months, and 36 months from date of grant, respectively). The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows

	2017	2016
Grant Date	17 Feb 2017	1 April 2016	25 Nov 2015
Options issued	1,250,000	500,000	1,500,000
Dividend yield	—	—	—
Historic volatility and expected volatility	60%	80%	80%
Option exercise price	$0.010	$0.039	$0.058
Fair value of options at grant date	$0.0050	$0.0065	$0.0139
Weighted average exercise price	$0.010	$0.039	$0.058
Risk-free interest rate	2.19%	1.93%	2.22%
Expected life of an option	4.5 years	4.3 years	4.5 years
Model used	Black-Scholes	Black-Scholes	Black-Scholes

(b) Performance Rights Issuance

After receiving requisite shareholder approval on November 29, 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr Paul Kasian

3,750,000 Class A Performance Rights to Dr Lindsay Wakefield

6,250,000 Class A Performance Rights to Dr Jerzy Muchnicki

5,000,000 Class A Performance Rights to Mr Peter Rubinstein

3,750,000 Class A Performance Rights to Mr Xue Lee

Further detail around each tranche of performance rights has been detailed within the explanatory memorandum accompanying the Notice of Meeting lodged with the ASX on October 30, 2018. The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded $104,441 of associated expense in the current year-end.

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

•	the period outstanding before the expiry date of the Performance Rights;

•	the underlying price or value of the securities into which they may be converted;

•	the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and

•	the value of the shares into which the Performance Rights may be converted.

There are various formulae which can be applied to determining the theoretical value of options (including the formula known as the Black-Scholes Model valuation formula and the Monte Carlo simulation).

The Company has commissioned an independent valuation of the Performance Rights. The independent valuer has applied the Monte Carlo simulation in providing the valuation of the Performance Rights.

Inherent in the application of the Monte Carlo simulation are a number of inputs, some of which must be assumed. The data relied upon in applying the Monte Carlo simulation was:

a)	exercise price being 0.0 cents per Performance Right for all classes;

b)	VWAP hurdle (10 days consecutive share price hurdle) equaling 2.0 cents for Class A and Class B and

3.3cents for Class C Performance Rights;

c)	the continuously compounded risk-free rate being 2.02% for all classes of Performance Rights (calculated with reference to the RBA quoted Commonwealth Government bonds as at October 8,2018 of similar duration to that of the expected life of each class of Performance Right);

d)	the expected option life of 2.8 years for all classes of Performance Rights; and

e)	a volatility measure of 80%.

Based on the independent valuation of the performance rights, the company agrees that the total value of the performance rights to be issued to each director (depending on the share price at issue) is as follows:

Valuation of Class A Performance Rights

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Dr Paul Kasian	7,500,000	0.77	$57,750	$11,229
Dr Lindsay Wakefield	3,750,000	0.77	$28,875	$5,614
Dr Jerzy Muchnicki	6,250,000	0.77	$48,125	$9,358
Mr Peter Rubinstein	5,000,000	0.77	$38,500	$7,486
Mr Sam Lee	3,750,000	0.77	$28,875	$5,614

Valuation of Class B Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)	Class B Performance Rights	Expense accounted for during the year
Dr Paul Kasian	25,000,000	0.77	$192,500	$37,431

Valuation of Class C Performance Rights

	Number of Performance Rights issued	Valuation per Class C (cents)	Class C Performance Rights	Expense accounted for during the year
Dr Paul Kasian	25,000,000	0.57	$142,500	$27,708

(b) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	2019	2018	2017
Kentgrove options issued	15,278	—	—
Performance rights issued	104,441	—	120,287
Options issued under employee option plan	215,383	129,635	120,287
Total expenses arising from share-based payments	335,102	129,635	120,287